CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 297,610	$ 261,247	$ 229,141
Cost of revenue	145,091	126,150	106,170
Gross profit	152,519	135,097	122,971
Operating expenses:
Research and development	71,577	72,014	55,301
Sales and marketing	88,441	88,438	70,710
General and administrative	69,350	83,993	52,903
Total operating expenses	229,368	244,445	178,914
Operating profit (loss)	(76,849)	(109,348)	(55,943)
Interest income (expense), net	22,775	10,180	591
Other income (expense), net	837	505	(122,520)
Profit (loss) before income taxes	(53,237)	(98,663)	(177,872)
Provision for (benefit from) income taxes	5,798	6,042	1,558
Net profit (loss)	$ (59,035)	$ (104,705)	$ (179,430)
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)		$ 0.62
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)		$ 0.62
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	176,773,398	167,667,374	76,459,625
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	176,773,398	167,667,374	76,459,625
Common Class A
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)			38,757,558
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	115,005,250	92,450,867	38,757,558
Common Class B
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.33)	$ (0.62)	$ (2.35)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	61,768,148	75,216,507	37,702,067